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                                               As filed pursuant to Rule 497(c)
                                               under the Securities Act of 1940
                                               Registration No.


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                         Variable Annuity Account Seven
         SUPPLEMENT TO THE POLARIS PLUS PROSPECTUS DATED AUGUST 28, 2001

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The following supplements page 5 of the Prospectus and replaces the note labeled
"*" to the OWNER TRANSACTION EXPENSE table:

* This Withdrawal Charge schedule applies to participants who are separated from service at the time of contract issue.














Date: October 4, 2001

                Please keep this supplement with your Prospectus.